FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2020
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Schedule of consolidated derivatives financial instruments that are registered with B3 and classified as swaps and that do not require margin deposits

			Accumulated effects from fair value
	Notional Value		Amount receivable (payable)
Description	12.31.20	12.31.19	12.31.20	12.31.19
Assets position	411,650	515,261	69,416	72,163

Foreign Currency	316,322	72,790	1,265	—
US$ (1)	97,753	72,790	306	—
EUR (1)	91,863	—	888	—
NDF US$ (3)	126,706	—	71	—

Floating rate	44,560	369,491	127	1,818
CDI (1)	44,560	369,491	127	1,818

Inflation rates	50,768	72,980	68,024	70,345
IPCA (2)	50,768	72,980	68,024	70,345

Liabilities position	(411,650)	(515,261)	(74,980)	(56,133)

Floating rate	(240,384)	(145,770)	(67,609)	(56,133)
CDI (1) (2)	(240,384)	(145,770)	(67,609)	(56,133)

Fixed rate	(126,706)	—	(6,662)	—
NDF US$ (3)	(126,706)	—	(6,662)	—

Foreign Currency	(44,560)	(369,491)	(709)	—
US$ (1)	(44,560)	(365,161)	(709)	—
EUR (1)	—	(4,330)	—	—

	Assets position		69,416	72,163
	Current		5,902	19,282
	Non-current		63,514	52,881

	Liabilities position		(74,980)	(56,133)
	Current		(8,864)	(1,921)
	Non-current		(66,116)	(54,212)
	Amounts receivable, net		(5,564)	16,030

(1)Foreign currency swaps (Euro and CDI x Euro) (R$92,924)) and (US$ and CDI x US$) (R$51,545) - maturing through February 19, 2021 to hedge currency risk affecting net amounts payable (carrying amount R$92,928 in Euros and LIBOR) and receivables (carrying amount R$51,545 in US$).

(2)IPCA x CDI swaps (R$246,816) - maturing in 2033 to hedge risk of change pegged to IPCA (carrying amount R$276,167).

(3)NDF US$ x R$ (R$119,838) - forward operations contracted with maturity up to June 11, 2021, with the objective of protecting against risks of exchange rate variations in service contracts (book value of R$119,838 in dollars).

Schedule of breakdown of swaps maturing after December 31, 2019

							Amount
	Maturing in						receivable
						2026	(payable) on
Swap contract	2021	2022	2023	2024	2025	onwards	12.31.20
Foreign currency x CDI	(299)	—	—	—	—	—	(299)
CDI x Foreign Currency	(582)	—	—	—	—	—	(582)
IPCA x CDI	4,510	5,015	5,160	5,137	5,076	(22,990)	1,908
NDF US$ x Fixed rate	(6,591)	—	—	—	—	—	(6,591)
Total	(2,962)	5,015	5,160	5,137	5,076	(22,990)	(5,564)

Schedule of sensitivity analysis net exposure

Transaction	Risk	Probable	25% depreciation	50% depreciation
Hedge (assets position)	Derivatives (depreciation risk EUR)	92,924	116,155	139,386
Payables in EUR	Debt (appreciation risk EUR)	(94,517)	(118,146)	(141,777)
Receivables in EUR	Debt (depreciation risk EUR)	1,549	1,937	2,324
	Net Exposure	(44)	(54)	(67)

Hedge (assets position)	Derivatives (depreciation risk US$)	51,545	64,431	77,318
Payables in US$	Debt (appreciation risk US$)	(284,102)	(355,127)	(426,153)
Receivables in US$	Debt (depreciation risk US$)	232,557	290,696	348,835
	Net Exposure	—	—	—

Hedge (assets position)	Derivatives (risk of decrease in IPCA)	246,815	233,184	220,868
Debt in IPCA	Debt (risk of increase in IPCA)	(276,167)	(262,536)	(250,220)
	Net Exposure	(29,352)	(29,352)	(29,352)

Hedge (assets position)	Derivatives (depreciation risk US$)	119,838	149,798	179,757
OPex in US$	OPex (appreciation risk US$)	(119,838)	(149,798)	(179,757)
	Net Exposure	—	—	—

Hedge (CDI position)
Hedge US$ and EUR (liabilities position)	Derivatives (risk of decrease in CDI)	205,654	205,655	205,656
Hedge IPCA (liabilities position)	Derivatives (risk of increase in CDI)	(246,816)	(233,184)	(220,868)
	Net Exposure	(41,162)	(27,529)	(15,212)
Total net exposure in each scenario		(70,558)	(56,935)	(44,631)

Net effect on changes in current fair value		—	13,623	25,927

Schedule of sensitivity analysis assumptions

Risk Variable	Probable	25% depreciation	50% depreciation
US$	5.1967	6.4959	7.7951
EUR	6.3756	7.9695	9.5634
IPCA	4.31%	5.39%	6.47%
IGPM	23.14%	28.93%	34.71%
CDI	1.90%	2.38%	2.85%

Schedule of composition of financial assets and liabilities

		Fair value	Book value		Fair value
	Classification by category	hierarchy	12.31.20	12.31.19	12.31.20	12.31.19
Financial Assets
Current
Cash and cash equivalents (Note 3)	Amortized cost		5,762,081	3,393,377	5,762,081	3,393,377
Trade accounts receivable (Note 4)	Amortized cost		8,182,667	8,719,497	8,182,667	8,719,497
Derivative transactions (Note 31)	Measured at fair value through OCI	Level 2	5,902	19,282	5,902	19,282

Non-current
Investments pledged as collateral	Amortized cost		46,280	63,766	46,280	63,766
Trade accounts receivable (Note 4)	Amortized cost		379,898	440,453	379,898	440,453
Derivative transactions (Note 31)	Measured at fair value through OCI	Level 2	63,514	52,881	63,514	52,881
Total financial assets			14,440,342	12,689,256	14,440,342	12,689,256

Financial Liabilities
Current
Trade accounts payable, net (Note 16)	Amortized cost		6,613,004	6,871,799	6,613,004	6,871,799
Loans, financing and leases (Note 20)	Amortized cost		375,756	1,020,061	375,772	1,021,810
Loans, financing and leases (Note 20)	Measured at fair value through profit or loss	Level 2	2,262,048	2,029,246	2,262,048	2,029,246
Debentures (Note 20)	Amortized cost		1,044,668	1,077,183	1,030,528	1,104,539
Derivative transactions (Note 31)	Measured at fair value through profit or loss	Level 2	8,864	1,921	8,864	1,921

Non-current
Loans, financing and leases (Note 20)	Amortized cost		51	25,093	49	24,106
Loans, financing and leases (Note 20)	Measured at fair value through profit or loss	Level 2	8,556,735	7,161,875	8,556,735	7,161,875
Contingent consideration (Note 20)	Measured at fair value through profit or loss	Level 2	—	484,048	—	484,048
Debentures (Note 20)	Amortized cost		999,908	2,027,167	986,662	1,948,705
Derivative transactions (Note 31)	Measured at fair value through OCI	Level 2	66,116	54,212	66,116	54,212
Total financial liabilities			19,927,150	20,752,605	19,899,778	20,702,261

Schedule of Company's ratio of consolidated debt to shareholders' equity

	12.31.20	12.31.19
Cash and cash equivalents	5,762,081	3,393,377
Accounts receivable - FIDC	1,975	—
Loans, financing, debentures, leases and contingent consideration	(13,239,166)	(13,824,673)
Derivative transactions, net	(5,564)	16,030
Short-term investment pledged as collateral	—	13,212
Asset guarantor of contingent consideration	—	484,048
Net debt	7,480,674	9,918,006
Net equity	69,556,764	70,455,578
Net debt-to-equity ratio	10.75%	14.08%

Summary the maturity profile of our consolidated financial liabilities as set forth in loan agreements

On 12.31.20	2021	2022	2023	2024	2025	2026 onwards	Total
Trade accounts payable	6,613,004	—	—	—	—	—	6,613,004
Loans and financing	63	48	4	—	—	—	115
Leases	2,262,043	2,270,112	2,118,655	1,551,657	925,972	1,690,339	10,818,778
Debentures	1,062,237	1,021,647	—	—	—	—	2,083,884
Derivative transactions	8,864	—	—	—	—	66,116	74,980
Total	9,946,211	3,291,807	2,118,659	1,551,657	925,972	1,756,455	19,590,761